Share-based payments - Movements on Share Options (Details) - Equity-Settled Share-Based Payment Arrangement - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	6,047,829	8,621,240
Reverse Share Split (in shares)	0	(4,316,287)
Granted during the year (in shares)	1,428,279	2,256,357
Vested during the year (in shares)	(2,659,294)	(496,240)
Forfeited during the year (in shares)	(42,797)	(17,241)
Outstanding at the end of the year (in shares)	4,774,017	6,047,829
Weighted average fair value of awards granted (in dollars per share)	$ 26.5	$ 18.5